Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.61 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	108.70%
Innovator U.S. Equity Buffer ETF™ - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.40 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%
Innovator U.S. Equity Buffer ETF™ - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $509.06 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Innovator U.S. Equity Buffer ETF™ - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $649.62 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(9.30%)